Related Party Transactions - Schedule of Nature of Relationships with Related Parties (Details)	6 Months Ended
Jun. 30, 2025
Wenzao Huang [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Relationship with the Company	Director and shareholder of the Company
Yunjun Huang [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Relationship with the Company	Director and shareholder of the Company
Rongjun Xu [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Relationship with the Company	CEO of the Company
Lihui Xu [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Relationship with the Company	Shareholder of the Company
Lianken Enterprise Limited (“Lianken”) [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Relationship with the Company	100% owned by Wenzao Huang
Tianhua Enterprise Limited (“Tianhua”) [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Relationship with the Company	100% owned by Xiaolong Chen
Xingcan Enterprise Limited (“Xingcan”) [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Relationship with the Company	100% owned by Yunjun Huang
Weibo Enterprise Limited (“Weibo”) [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Relationship with the Company	100% owned by Jinliang Xu
Quanzhou Huasen Hardware and Plastic Products Co., Ltd (“Quanzhou Huasen”) [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Relationship with the Company	100% owned by Wenzao Huang
Dayu Yaodong Hardware and Plastic Products Co., Ltd (“Dayuyaodong”) [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Relationship with the Company	A member of the board of supervisors of Dayuyaodong is Wenzao Huang